Consolidated Balance Sheet Components (Details) - Schedule of intangible assets have weighted-average amortization periods	9 Months Ended
Sep. 30, 2022
Capitalized Software [Member]
Consolidated Balance Sheet Components (Details) - Schedule of intangible assets have weighted-average amortization periods [Line Items]
Intangible assets have weighted-average amortization periods	4 years
Developed Technology [Member]
Consolidated Balance Sheet Components (Details) - Schedule of intangible assets have weighted-average amortization periods [Line Items]
Intangible assets have weighted-average amortization periods	4 years
Domain Name [Member]
Consolidated Balance Sheet Components (Details) - Schedule of intangible assets have weighted-average amortization periods [Line Items]
Intangible assets have weighted-average amortization periods	15 years